FAIR VALUE MEASUREMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Level 1 RUB	Dec. 31, 2011 Level 1 RUB	Dec. 31, 2012 Level 1 Recurring basis RUB	Dec. 31, 2012 Level 2 RUB	Dec. 31, 2011 Level 2 RUB	Dec. 31, 2012 Level 2 Capital protected index-linked note RUB	Dec. 31, 2011 Level 2 Capital protected index-linked note RUB	Dec. 31, 2012 Level 2 Recurring basis RUB	Dec. 31, 2011 Level 2 Recurring basis RUB	Dec. 31, 2012 Level 2 Recurring basis Capital protected index-linked note RUB	Dec. 31, 2011 Level 2 Recurring basis Capital protected index-linked note RUB	Dec. 31, 2012 Level 3 RUB	Dec. 31, 2012 Level 3 Recurring basis RUB	Dec. 31, 2012 Total USD ($)	Dec. 31, 2012 Total RUB	Dec. 31, 2011 Total RUB	Dec. 31, 2012 Total Capital protected index-linked note USD ($)	Dec. 31, 2012 Total Capital protected index-linked note RUB	Dec. 31, 2011 Total Capital protected index-linked note RUB	Dec. 31, 2012 Total Recurring basis USD ($)	Dec. 31, 2012 Total Recurring basis RUB	Dec. 31, 2011 Total Recurring basis RUB	Dec. 31, 2012 Total Recurring basis Capital protected index-linked note USD ($)	Dec. 31, 2012 Total Recurring basis Capital protected index-linked note RUB	Dec. 31, 2011 Total Recurring basis Capital protected index-linked note RUB
Cash equivalents:
Bank deposits	$ 182.1	5,530.0	1,737.0					5,530.0	1,737.0									$ 182.1	5,530.0	1,737.0
Investments in money market funds	31.9	969.0	3,603.0		969.0	3,603.0												31.9	969.0	3,603.0
Term deposits, current	152.4	4,629.0	4,789.0					4,629.0	4,789.0									152.4	4,629.0	4,789.0
Term deposits, non-current	340.1	10,330.0	2,344.0					10,330.0	2,344.0									340.1	10,330.0	2,344.0
Marketable securities, current	2.5	76.0					76.0																	2.5	76.0
Marketable securities, non-current	1.3	39.0					39.0																	1.3	39.0
Restricted cash	7.0	214.0	454.0		214.0	454.0												7.0	214.0	454.0
Loans to employees	6.6	199.0	137.0					199.0	137.0									6.6	199.0	137.0
Derivative contracts																	8.0							0.3	8.0
Capital protected index-linked note-host contract										2,366.0	2,502.0										77.9	2,366.0	2,502.0
Capital protected index-linked note-derivative														12.0	44.0												0.4	12.0	44.0
Fair value of financial assets					1,298.0	4,057.0		23,066.0	11,553.0							8.0		802.5	24,372.0	15,610.0
Liabilities
Derivative contracts												50.0	60.0											1.6	50.0	60.0
Additional disclosures
Total gains attributable to bank deposits and investments in money market funds	$ 30.0	910.0	204.0	156.0